35 Financial Instruments (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net	R$ 11,435,636	R$ 10,198,325
Risk Related To Price Of Power Purchase And Sale Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Current assets	13,540
Noncurrent assets	447,095
Net assets	460,635
Current liabilities	(7,152)
Noncurrent liabilities	(244,821)
Net liabilities	(251,973)
Net Current	6,388
Net Noncurrent	202,274
Net	R$ 208,662